Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Explanatory [Abstract]
Schedule of Commitments and Contingencies
	Payments due by years
($000s)	Total	2025	2026-27	2028-29	2030-31
2022 Secured Note - interest	131,049	21,044	42,088	42,088	25,829
2023 Secured Note - interest	111,286	37,951	28,058	28,058	17,219
Capital expenditure obligations	7,600	7,600	-	-	-
Flow-through share expenditures	19,757	19,757	-	-	-
Mineral interests	9,223	817	1,634	3,386	3,386
Lease obligation	2,612	762	880	820	150
	281,527	87,931	72,660	74,352	46,585